Credit Exposure of Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Current replacement cost	$ 26,044	$ 30,018
Credit equivalent amount	97,203	98,950
Risk-weighted amount	11,738	9,626
Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	6,498	7,373
Credit equivalent amount	13,796	14,699
Risk-weighted amount	1,278	1,008
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	32	21
Credit equivalent amount	141	90
Risk-weighted amount	70	30
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	6,436	7,328
Credit equivalent amount	13,423	14,424
Risk-weighted amount	1,142	920
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	3	4
Credit equivalent amount	92	84
Risk-weighted amount	27	18
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	27	20
Credit equivalent amount	140	101
Risk-weighted amount	39	40
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	11,457	13,559
Credit equivalent amount	42,791	43,015
Risk-weighted amount	5,762	4,877
Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	1,514	1,467
Credit equivalent amount	4,732	4,446
Risk-weighted amount	968	695
Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	4,184	5,583
Credit equivalent amount	19,252	19,930
Risk-weighted amount	2,863	2,265
Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	27	35
Credit equivalent amount	306	349
Risk-weighted amount	71	183
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	64	102
Credit equivalent amount	252	271
Risk-weighted amount	93	135
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	5,668	6,372
Credit equivalent amount	18,249	18,019
Risk-weighted amount	1,767	1,599
Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,595	1,618
Credit equivalent amount	13,405	13,006
Risk-weighted amount	3,729	2,800
Other contracts [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4	1
Credit equivalent amount	278	449
Risk-weighted amount	50	83
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	762	513
Credit equivalent amount	8,147	7,456
Risk-weighted amount	2,577	1,662
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	829	1,104
Credit equivalent amount	4,980	5,101
Risk-weighted amount	1,102	1,055
Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	19,550	22,550
Credit equivalent amount	69,992	70,720
Risk-weighted amount	10,769	8,685
Derivatives qualifying central counterparty contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	6,494	7,468
Credit equivalent amount	27,211	28,230
Risk-weighted amount	$ 969	$ 941